Shareholder Report, Average Annual Return (Details)	12 Months Ended	60 Months Ended	68 Months Ended	120 Months Ended
	Oct. 31, 2025	Oct. 31, 2025	Oct. 31, 2025	Oct. 31, 2025
Without Sales Load [Member] | C000218238
Average Annual Return [Line Items]
Average Annual Return, Percent	25.50%	15.79%	13.61%
Without Sales Load [Member] | C000116604
Average Annual Return [Line Items]
Average Annual Return, Percent	25.76%	16.03%		10.40%
MSCI World Index Net
Average Annual Return [Line Items]
Average Annual Return, Percent	22.02%	15.58%	14.59%
MSCI World Index Net
Average Annual Return [Line Items]
Average Annual Return, Percent	22.02%	15.58%		11.79%
MSCI World Value Index Net
Average Annual Return [Line Items]
Average Annual Return, Percent	13.89%	14.44%	10.96%
MSCI World Value Index Net
Average Annual Return [Line Items]
Average Annual Return, Percent	13.89%	14.44%		8.51%